Transactions and Balances with Related Parties (Details) - Related Party - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss	$ 20	$ 897
Revenues	$ 5,836	$ 4,851	$ 4,061